Stock-Based Compensation - Weighted Average Assumptions in Valuation Model (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected holding period (in years)	5 years 7 months 6 days	5 years 4 months 24 days	5 years 2 months 12 days
Expected volatility	26.40%	27.00%	26.40%
Expected dividend yield	3.60%	3.60%	2.80%
Risk-free interest rate	1.00%	1.00%	2.20%
TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			10.20%
Expected dividend yield			2.20%
Risk-free interest rate			0.02%